Consolidated Statements of Changes in Stockholders' Equity (Lazy Days' R.V. Center, Inc.) - USD ($) $ in Thousands	Preferred Stock [Member] Lazydays' RV Center Inc [Member]	Common Stock [Member] Lazydays' RV Center Inc [Member]	Treasury Stock [Member] Lazydays' RV Center Inc [Member]	Additional Paid-In Capital [Member] Lazydays' RV Center Inc [Member]	Retained Earnings [Member] Lazydays' RV Center Inc [Member]	Lazydays' RV Center Inc [Member]	Total
Balance at Dec. 31, 2015		$ 1	$ (11)	$ 49,248			$ 49,238
Balance, shares at Dec. 31, 2015	10,000	1,000,000	165
Net income					7,783	$ 7,783	7,783
Stock-based compensation				13		13	13
Balance at Dec. 31, 2016		$ 1	$ (11)	49,261	7,783	57,034	57,034
Balance, shares at Dec. 31, 2016	10,000	1,000,000	165
Net income					8,302	8,302	8,302
Stock-based compensation				497		497	497
Conversion of preferred stock		$ 2		(2)
Conversion of preferred stock, shares	(10,000)	2,333,331
Dividends					(15,000)		(15,000)
Balance at Dec. 31, 2017		$ 3	$ (11)	$ 49,756	$ 1,085	$ 50,833	50,833
Balance, shares at Dec. 31, 2017		3,333,331	165
Balance at Mar. 12, 2018							4,603
Net income							2,533
Stock-based compensation							3,129
Dividends							(1,425)
Balance at Jun. 30, 2018							$ 78,534